Commitments and Contingencies Tables	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2013	2014	2015	2016	2017	Thereafter
	(In thousands)
Long-term debt obligations	$11,615,427	$506,113	$1,005,778	$756,160	$1,504,669	$904,903	$6,937,804
Capital lease obligations	248,304	28,674	26,672	27,339	30,024	32,958	102,637
Interest expense on long-term debt and capital lease obligations	4,896,519	773,734	731,413	633,625	548,088	491,652	1,718,007
Satellite-related obligations	2,041,536	253,354	253,279	253,209	253,144	242,777	785,773
Operating lease obligations	170,837	44,436	32,891	23,460	19,142	7,022	43,886
Purchase obligations	3,454,868	1,758,113	519,671	436,293	314,589	165,059	261,143
Total	$22,427,491	$3,364,424	$2,569,704	$2,130,086	$2,669,656	$1,844,371	$9,849,250